STOCK OPTIONS (Details Narrative) - USD ($)						12 Months Ended
	Aug. 09, 2022	Jun. 08, 2022	May 31, 2022	Dec. 29, 2021	Aug. 15, 2021	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option exercise price					$ 0.05
Risk-free interest rate (%)				1.29%			1.29%
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionExpectedVolatilityRate]				152.10%
Expected dividend yield				0.00%		0.00%	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term				5 years
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 0.022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value				$ 519,000
Weighted average						1 year 1 month 6 days
Share based compensation						$ 787,000	$ 456,000
Award outstanding						$ 128
Share price						$ 0.038	$ 0.025
Options outstanding and exercisable, intrinsic value						$ 128,000
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation						767,000	$ 456,000
Non Vested Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation						$ 1,131
Two Thousand Eighteen Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option to purchase common stock			2,356,420
Weighted average exercise price, exercised		$ 0.05	$ 0.05
Weighted average			3 years
Shares issued for services		7,000,000
Two Thousand and Eighteen Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for issuance	90,000,000
Weighted average exercise price, exercised	$ 0.02
Weighted average	3 years
Two Thousand and Eighteen Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for issuance	180,000,000
Ilanit Halperin [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option to purchase common stock					9,425,680
Doron Birger [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option to purchase common stock					2,365,420
Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price, exercised	$ 0.022
Weighted average	5 years
Two Thousand Eighteen Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for issuance					90,000,000
Share-Based Payment Arrangement, Option [Member] | Two Thousand Eighteen Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued for services		1,166,667